STOCKHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 14 — STOCKHOLDERS’ EQUITY (DEFICIT)

Reverse Stock Splits

On September 26, 2025 and January 30, 2026, the Company effected one-for-five reverse stock splits of its ordinary shares. No fractional shares were issued, and no cash or other consideration was paid in connection with the reverse stock splits. All share and per-share amounts presented in the accompanying consolidated financial statements and related notes have been retrospectively adjusted to reflect the reverse stock splits (See Note 20).

Ordinary Shares

As of December 31, 2025 and 2024, the Company had 694,066 and 346,954 ordinary shares issued and outstanding, respectively.

Ordinary Shares Issued for Services

During the years ended December 31, 2025 and 2024, the Company issued 214,783 and 21,491 ordinary shares, respectively, to employees, consultants, directors and other service providers in exchange for professional services, compensation and contractual bonus arrangements. The aggregate fair value of the shares issued for services during 2025 and 2024 was $1,969,723 and $1,217,087, respectively. The fair value of the shares was determined based on quoted market prices on the respective issuance dates or, for issuances prior to the Company’s initial public offering, third-party stock subscription prices.

Initial Public Offering

On September 26, 2024, the Company completed its initial public offering and issued 54,000 ordinary shares for gross proceeds of $5,400,000. The Company incurred underwriting discounts and offering costs of $2,082,133, resulting in net proceeds of $3,317,867.

Shareholder Contribution

On September 26, 2024, certain shareholders voluntarily returned 56,000 ordinary shares to the Company for no consideration. The transaction was accounted for as a capital contribution.

Shares Issued in Settlement of Notes Payable

On December 18, 2024, the Company issued 1,000 ordinary shares in settlement of outstanding notes payable with a carrying amount of $99,811. No gain or loss was recognized in connection with the settlement.

Shares Issued Upon Conversion of Convertible Notes

During 2025, the Company issued $750,000 of convertible notes to a related party for cash proceeds of $750,000. The notes were subsequently converted in full during 2025 into 72,986 ordinary shares. Upon conversion, the aggregate carrying amount of the notes of $750,000 was reclassified to ordinary shares and no gain or loss was recognized upon conversion of the notes. As of December 31, 2025, no amounts remained outstanding under the convertible notes.

Shares Issued and Amount Forgiven in Settlement of Other Liabilities

During 2025, the Company issued an aggregate of 34,146 ordinary shares, with an aggregate fair value of $1,288,415, in settlement of contractual obligations to issue shares that were recognized as other liabilities in a prior year.

During 2025, a related party forgave $30,084 of the Company’s obligation to issue ordinary shares, which was recognized as a contribution to additional paid-in capital.

See Note 12 for additional information regarding these obligations.

Shares Issued in Settlement of Accrued Expenses

During 2025, the Company issued an aggregate of 25,197 ordinary shares, with an aggregate fair value of $278,150, in settlement of accrued expenses recognized in a prior year.